Intangible fixed assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Intangible fixed assets
Summary of intangible fixed assets

Development
Costs
£
Cost
At 31 March 2020	3,928,795
Additions	2,863,975
At 30 September 2020	6,792,770
Additions	3,059,269
At 31 March 2021	9,852,039
Amortisation
At 31 March 2020	—
Charge	—
At 30 September 2020	—
Charge	—
At 31 March 2021	—
Net Book Value
At 31 March 2021	9,852,039
At 30 September 2020	6,792,770
At 31 March 2020	3,928,795

Development
Costs
£
Cost
At 1 January 2019	348,505
Additions	2,927,039
At 30 September 2019	3,275,544
Additions	3,517,226
At 30 September 2020	6,792,770
Amortisation
At 1 January 2019	—
Charge	—
At 30 September 2019	—
Charge	—
At 30 September 2020	—
Net Book Value
At 30 September 2020	6,792,770
At 30 September 2019	3,275,544
At 1 January 2019	348,505